Employee information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Employee information
5. Employee information

All figures in £ millions	Notes	2023	2022	2021
Employee benefit expense
Wages and salaries (including termination costs)		1,252	1,382	1,180

Social security costs		107	113	95

Share-based payment costs	26	37	35	28
Retirement benefits – defined contribution plans	25	45	46	37
Retirement benefits – defined benefit plans	25	26	29	25
Total		1,467	1,605	1,365
An additional £3m of share-based payment costs (2022: £3m; 2021: £nil) in respect of remuneration for post-acquisition services for recent acquisitions is included in other net gains and losses in the income statement.
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2023	2022	2021
Employee numbers

UK	3,045	3,244	3,395

Other European countries	633	809	878

US	10,125	11,357	11,757

Canada	398	522	593

Asia Pacific	3,257	3,369	2,738

Other countries	902	1,137	1,383
Total	18,360	20,438	20,744